ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
Analysis Of Other Comprehensive Income By Item [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of accumulated other comprehensive income (loss), net of taxes, were as follows:

	2017	2016
Derivative financial instruments designated as cash flow hedges	$47	$27
Foreign currency translation adjustment	(115)	43
	$(68)	$70